Provisions for tax, labor and civil risks	12 Months Ended
Dec. 31, 2021
Provisions for tax, labor and civil risks
Provisions for tax, labor and civil risks

                 15         Provisions for tax, labor and civil risks

The Company, in the ordinary course of its business, is subject to tax, civil and labor lawsuits. Management, supported by its legal advisors' opinion, assesses the probability of the outcome of the lawsuit in progress and the need to record a provision for risks that are considered sufficient to cover the probable losses.

The table below presents the position of provisions for probable losses and judicial deposits which refers to lawsuits in progress and social security risk.

	2021	2020
Service tax (ISSQN) Lawsuit - Company BWMS (a)	-	1,374
Service tax (ISSQN) Lawsuit - Company Zenvia (a)	34,666	29,962
Labor provisions	1,013	444
Other Provisions	397	1,064
	36,076	32,844
Service tax (ISSQN) judicial deposits - Lawsuit Company BWMS (a)	-	(1,374)
Service tax (ISSQN) judicial deposits - Lawsuit Company Zenvia (a)	(34,697)	(29,193)
Labor appeals judicial deposits	(10)	(10)
	(34,707)	(30,577)
	1,369	2,267

Changes in provisions and judicial deposits are as follows:

Provisions
Balance at January 1, 2020	24,999
Additions	7,944
Reversals	(322)
Additions due to acquisitions	223
Balance at December 31, 2020	32,844
Additions	4,950
Reversals	(2,054)
Additions due to acquisitions	336
Balance at December 31, 2021	36,076

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2020	23,510
Additions	7,089
Reversals	(22)
Balance at December 31, 2020	30,577
Additions	5,504
Reversals	(1,374)
Balance at December 31, 2021	34,707

a.	The amount of the liability related to the provision for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against the Zenvia Brazil itself and the merged companies Human Serviços para Comunicação Móvel Ltda. and BWMS Soluções Móveis em Informática Ltda. In July, Zenvia Brazil reversed the provision for the BWMS tax lawsuit after a favorable outcome for the Company.

The Company and its subsidiaries are also party to labor lawsuits whose risk of loss, according to its legal advisors and the Company's Management, is classified as possible, for which no provision was recognized. The amount related to these lawsuits is R$ 175 as of December 31, 2021 (R$ 179 as of December 31, 2020).